Main differences between IFRS and Swiss GAAP	12 Months Ended
Dec. 31, 2017
Main Differences Between IFRS And Swiss GAAP [Line Items]
Disclosure of main differences between IFRS and Swiss GAAP [text block]

Note 36 Main differences between IFRS and Swiss GAAP

The consolidated financial statements of UBS Group AG are prepared in accordance with International Financial Reporting Standards (IFRS). The Swiss Financial Market Supervisory Authority (FINMA) requires financial groups that present their financial statements under IFRS to provide a narrative explanation of the main differences between IFRS and Swiss GAAP (FINMA Circular 2015 / 1 and the Banking Ordinance). Included in this Note are the significant differences in the recognition and measurement between IFRS and the provisions of the Banking Ordinance and the guidelines of FINMA governing true and fair view financial statement reporting pursuant to article 25 through article 42 of the Banking Ordinance.

1. Consolidation

Under IFRS, all entities that are controlled by the holding entity are consolidated.

Under Swiss GAAP, controlled entities that are deemed immaterial to the Group or that are held temporarily only are exempt from consolidation, but instead are recorded as participations accounted for under the equity method of accounting or as financial investments measured at the lower of cost or market value.

2. Financial assets available for sale

Under IFRS, financial assets available for sale are carried at fair value. Changes in fair value are recorded directly in equity until an asset is sold, collected or otherwise disposed of, or until an asset is determined to be impaired. At the time an available-for-sale asset is determined to be impaired, the cumulative unrealized loss previously recognized in equity is included in net profit or loss for the respective period. On disposal of a financial asset available for sale, the cumulative unrealized gain or loss previously recognized in equity is reclassified to the income statement.

Under Swiss GAAP, classification and measurement of financial assets designated as available for sale depend on the nature of the asset. Equity instruments with no permanent holding intent, as well as debt instruments, are classified as Financial investments and measured at the lower of (amortized) cost or market value. Market value adjustments up to the original cost amount and realized gains or losses upon disposal of the investment are recorded in the income statement as Other income from ordinary activities. Equity instruments with a permanent holding intent are classified as participations in Non-consolidated investments in subsidiaries and other participations and measured at cost less impairment. Impairment losses are recorded in the income statement as Impairment of investments in non-consolidated subsidiaries and other participations. Reversals of impairments up to the original cost amount as well as realized gains or losses upon disposal of the investment are recorded as Extraordinary income / Extraordinary expenses in the income statement.

3. Hedge accounting

Under IFRS, when cash flow hedge accounting is applied, the fair value gain or loss on the effective portion of the derivative designated as a cash flow hedge is recognized in equity. When fair value hedge accounting is applied, the fair value gains or losses of the derivative and the hedged item are recognized in the income statement.

Under Swiss GAAP, the effective portion of the fair value change of the derivative instrument designated as a cash flow or as fair value hedge is deferred on the balance sheet as Other assets or Other liabilities. The carrying value of the hedged item designated in fair value hedges is not adjusted for fair value changes attributable to the hedged risk.

4. Fair value option

Under IFRS, UBS applies the fair value option to certain financial assets and financial liabilities not held for trading. Instruments for which the fair value option is applied are accounted for at fair value with changes in fair value reflected in Net trading income. The fair value option is applied primarily to structured debt instruments, certain non-structured debt instruments, high-quality liquid debt securities, structured reverse repurchase and repurchase agreements and securities borrowing agreements, certain structured and non-structured loans as well as loan commitments.

Under Swiss GAAP, the fair value option can only be applied to structured debt instruments that consist of a debt host contract and one or more embedded derivatives that do not relate to own equity. Furthermore, changes in fair value attributable to changes in unrealized own credit are not recognized.

5. Goodwill and intangible assets

Under IFRS, goodwill acquired in a business combination is not amortized but tested annually for impairment. Intangible assets with an indefinite useful life are also not amortized but tested annually for impairment.

Under Swiss GAAP, goodwill and intangible assets with indefinite useful lives are amortized over a period not exceeding five years, unless a longer useful life, which may not exceed 10 years, can be justified.

6. Pension and other post-employment benefit plans

Swiss GAAP permits the use of IFRS or Swiss accounting standards for pension and other post-employment benefit plans, with the election made on a plan-by-plan basis.

UBS has elected to apply IFRS (IAS 19) for the non-Swiss defined benefit plans in UBS AG standalone financial statements and Swiss GAAP (FER 16) for the Swiss pension plan in the UBS AG and the UBS Switzerland AG standalone financial statements. The requirements of Swiss GAAP are better aligned with the specific nature of Swiss pension plans, which are hybrid in that they combine elements of defined contribution and defined benefit plans, but are treated as defined benefit plans under IFRS. Key differences between Swiss GAAP and IFRS include the treatment of dynamic elements, such as future salary increases and future interest credits on retirement savings, which are not considered under the static method used in accordance with Swiss GAAP. Also, the discount rate used to determine the defined benefit obligation in accordance with IFRS is based on the yield of high-quality corporate bonds of the market in the respective pension plan country. The discount rate used in accordance with Swiss GAAP, i.e., the technical interest rate, is determined by the Pension Foundation Board based on the expected returns of the Board’s investment strategy.

For defined benefit plans, IFRS requires the full defined benefit obligation net of the plan assets to be recorded on the balance sheet, with changes resulting from remeasurements recognized directly in equity. However, for non-Swiss defined benefit plans for which IFRS accounting is elected, changes due to remeasurements are recognized in the income statement of UBS AG standalone under Swiss GAAP.

Swiss GAAP requires that employer contributions to the pension fund are recognized as personnel expenses in the income statement. Further, Swiss GAAP requires an assessment as to whether, based on the financial statements of the pension fund prepared in accordance with Swiss accounting standards (FER 26), an economic benefit to, or obligation of, the employer arises from the pension fund and is recognized in the balance sheet when conditions are met. Conditions for recording a pension asset or liability would be met if, for example, an employer contribution reserve is available or the employer is required to contribute to the reduction of a pension deficit (on an FER 26 basis).

7. Netting of replacement values

Under IFRS, replacement values and related cash collateral are reported on a gross basis unless the restrictive IFRS netting requirements are met: i) existence of master netting agreements and related collateral arrangements that are unconditional and legally enforceable, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS and its counterparties, and ii) UBS’s intention to either settle on a net basis or to realize the asset and settle the liability simultaneously.

Under Swiss GAAP, replacement values and related cash collateral are generally reported on a net basis, provided the master netting and the related collateral agreements are legally enforceable in the event of default, bankruptcy or insolvency of UBS’s counterparties.

8. Negative interest

Under IFRS, negative interest income arising on a financial asset does not meet the definition of interest income and, therefore, negative interest on financial assets and negative interest on financial liabilities are presented within interest expense and interest income, respectively.

Under Swiss GAAP, negative interest on financial assets is presented within interest income and negative interest on financial liabilities is presented within interest expense.

9. Extraordinary income and expense

Certain non-recurring and non-operating income and expense items, such as realized gains or losses from the disposal of participations, fixed and intangible assets, as well as reversals of impairments of participations and fixed assets, are classified as extraordinary items under Swiss GAAP. This distinction is not available under IFRS.

UBS AG
Main Differences Between IFRS And Swiss GAAP [Line Items]
Disclosure of main differences between IFRS and Swiss GAAP [text block]

Note 36 Main differences between IFRS and Swiss GAAP

The consolidated financial statements of UBS AG are prepared in accordance with International Financial Reporting Standards (IFRS). The Swiss Financial Market Supervisory Authority (FINMA) requires financial groups that present their financial statements under IFRS to provide a narrative explanation of the main differences between IFRS and Swiss GAAP (FINMA Circular 2015 / 1 and the Banking Ordinance). Included in this Note are the significant differences in the recognition and measurement between IFRS and the provisions of the Banking Ordinance and the guidelines of FINMA governing true and fair view financial statement reporting pursuant to article 25 through article 42 of the Banking Ordinance.

1. Consolidation

Under IFRS, all entities that are controlled by the holding entity are consolidated.

Under Swiss GAAP, controlled entities that are deemed immaterial to UBS AG or that are held temporarily only are exempt from consolidation, but instead are recorded as participations accounted for under the equity method of accounting or as financial investments measured at the lower of cost or market value.

2. Financial assets available for sale

Under IFRS, financial assets available for sale are carried at fair value. Changes in fair value are recorded directly in equity until an asset is sold, collected or otherwise disposed of, or until an asset is determined to be impaired. At the time an available-for-sale asset is determined to be impaired, the cumulative unrealized loss previously recognized in equity is included in net profit or loss for the respective period. On disposal of a financial asset available for sale, the cumulative unrealized gain or loss previously recognized in equity is reclassified to the income statement.

Under Swiss GAAP, classification and measurement of financial assets designated as available for sale depend on the nature of the asset. Equity instruments with no permanent holding intent, as well as debt instruments, are classified as Financial investments and measured at the lower of (amortized) cost or market value. Market value adjustments up to the original cost amount and realized gains or losses upon disposal of the investment are recorded in the income statement as Other income from ordinary activities. Equity instruments with a permanent holding intent are classified as participations in Non-consolidated investments in subsidiaries and other participations and measured at cost less impairment. Impairment losses are recorded in the income statement as Impairment of investments in non-consolidated subsidiaries and other participations. Reversals of impairments up to the original cost amount as well as realized gains or losses upon disposal of the investment are recorded as Extraordinary income / Extraordinary expenses in the income statement.

3. Hedge accounting

Under IFRS, when cash flow hedge accounting is applied, the fair value gain or loss on the effective portion of the derivative designated as a cash flow hedge is recognized in equity. When fair value hedge accounting is applied, the fair value gains or losses of the derivative and the hedged item are recognized in the income statement.

Under Swiss GAAP, the effective portion of the fair value change of the derivative instrument designated as a cash flow or as fair value hedge is deferred on the balance sheet as Other assets or Other liabilities. The carrying value of the hedged item designated in fair value hedges is not adjusted for fair value changes attributable to the hedged risk.

4. Fair value option

Under IFRS, UBS AG applies the fair value option to certain financial assets and financial liabilities not held for trading. Instruments for which the fair value option is applied are accounted for at fair value with changes in fair value reflected in Net trading income. The fair value option is applied primarily to structured debt instruments, certain non-structured debt instruments, high-quality liquid debt securities, structured reverse repurchase and repurchase agreements and securities borrowing agreements, certain structured and non-structured loans as well as loan commitments.

Under Swiss GAAP, the fair value option can only be applied to structured debt instruments that consist of a debt host contract and one or more embedded derivatives that do not relate to own equity. Furthermore, changes in fair value attributable to changes in unrealized own credit are not recognized.

5. Goodwill and intangible assets

Under IFRS, goodwill acquired in a business combination is not amortized but tested annually for impairment. Intangible assets with an indefinite useful life are also not amortized but tested annually for impairment.

Under Swiss GAAP, goodwill and intangible assets with indefinite useful lives are amortized over a period not exceeding five years, unless a longer useful life, which may not exceed 10 years, can be justified.

6. Pension and other post-employment benefit plans

Swiss GAAP permits the use of IFRS or Swiss accounting standards for pension and other post-employment benefit plans, with the election made on a plan-by-plan basis.

UBS AG has elected to apply IFRS (IAS 19) for the non-Swiss defined benefit plans and Swiss GAAP (FER 16) for the Swiss pension plan in its standalone financial statements. The requirements of Swiss GAAP are better aligned with the specific nature of Swiss pension plans, which are hybrid in that they combine elements of defined contribution and defined benefit plans, but are treated as defined benefit plans under IFRS. Key differences between Swiss GAAP and IFRS include the treatment of dynamic elements, such as future salary increases and future interest credits on retirement savings, which are not considered under the static method used in accordance with Swiss GAAP. Also, the discount rate used to determine the defined benefit obligation in accordance with IFRS is based on the yield of high-quality corporate bonds of the market in the respective pension plan country. The discount rate used in accordance with Swiss GAAP, i.e., the technical interest rate, is determined by the Pension Foundation Board based on the expected returns of the Board’s investment strategy.

For defined benefit plans, IFRS requires the full defined benefit obligation net of the plan assets to be recorded on the balance sheet, with changes resulting from remeasurements recognized directly in equity. However, for non-Swiss defined benefit plans for which IFRS accounting is elected, changes due to remeasurements are recognized in the income statement of UBS AG standalone under Swiss GAAP.

Swiss GAAP requires that employer contributions to the pension fund are recognized as personnel expenses in the income statement. Further, Swiss GAAP requires an assessment as to whether, based on the financial statements of the pension fund prepared in accordance with Swiss accounting standards (FER 26), an economic benefit to, or obligation of, the employer arises from the pension fund and is recognized in the balance sheet when conditions are met. Conditions for recording a pension asset or liability would be met if, for example, an employer contribution reserve is available or the employer is required to contribute to the reduction of a pension deficit (on an FER 26 basis).

7. Netting of replacement values

Under IFRS, replacement values and related cash collateral are reported on a gross basis unless the restrictive IFRS netting requirements are met: i) existence of master netting agreements and related collateral arrangements that are unconditional and legally enforceable, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS AG and its counterparties, and ii) UBS AG’s intention to either settle on a net basis or to realize the asset and settle the liability simultaneously.

Under Swiss GAAP, replacement values and related cash collateral are generally reported on a net basis, provided the master netting and the related collateral agreements are legally enforceable in the event of default, bankruptcy or insolvency of UBS AG’s counterparties.

8. Negative interest

Under IFRS, negative interest income arising on a financial asset does not meet the definition of interest income and, therefore, negative interest on financial assets and negative interest on financial liabilities are presented within interest expense and interest income, respectively.

Under Swiss GAAP, negative interest on financial assets is presented within interest income and negative interest on financial liabilities is presented within interest expense.

9. Extraordinary income and expense

Certain non-recurring and non-operating income and expense items, such as realized gains or losses from the disposal of participations, fixed and intangible assets, as well as reversals of impairments of participations and fixed assets, are classified as extraordinary items under Swiss GAAP. This distinction is not available under IFRS. ▲